Intangible Assets, Net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Line Items]
Intangible assets				¥ 85,040
Disposal of intangible assets				8,868
Disposed intangible assets			¥ 72,402
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment of goodwill and intangible assets
Impairment loss on intangible assets			¥ 39,307
Amortization expenses for intangible assets			¥ 16,791	17,858
Hong Kong [Member] | Insurance Brokerage License [Member]
Intangible Assets, Net [Line Items]
Disposed intangible assets				¥ 2,218